Unrelated Party Financing, textuals 1 (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Line of Credit Facility [Line Items]
Proceeds from an unrelated party loan	$ 0	$ 35,000
Discount premium amortization	$ 8,522	29
Addiewell LTD [Member]
Line of Credit Facility [Line Items]
Debt Instrument Dividend Restrictions	Finally, the loan facility included financial and other covenants which stipulated the repayment of the facility with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 7), and prohibited the payment of dividends.
Interest bearing "discount premium"	$ 10,000
Rbs Term Loan [Member] | Addiewell LTD [Member]
Line of Credit Facility [Line Items]
Discount premium amortization	6,282	20
Accrued interest	0		$ 9
Interest expense on unrelated party debt	$ 247	$ 2,696